                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended    December 31, 2003
                                                 -----------------


Check here if Amendment    [ ]         Amendment Number :
                                                          --------
   This Amendment (Check only one):  [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WS Capital Management, L.P.
          --------------------------------
Address:  300 Crescent Court, Suite 880
          --------------------------------
          Dallas, Texas 75201
          --------------------------------

Form 13F File Number:    28-10349
                         -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Reid S. Walker                     Contact Person: Joseph I. Worsham, II
        ------------------------------

Title:  Member of WS Capital, L.L.C.,
        general partner of
        WS Capital Management, L.P.
        ------------------------------

Phone:  (214) 756-6056
        ------------------------------

Signature, Place and Date of Signing:

 /s/ Reid S. Walker               Dallas, Texas              February 11, 2004
---------------------           -------------------        --------------------
    (Signature)                   (City, State)                   (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     99
Form 13F Information Table Value Total:               $309,136
                                                (in thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/    INVESTMENT   OTHER        VOTING AUTHORITY
 ISSUER                       CLASS         CUSIP     [x$1000]    PRN AMT   PRN CALL    DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AKSYS LTD                      COM        010196103    1,014      115,000   SH          SHARED(2)                      115,000
AMERISOURCEBERGEN
  CORP                         COM        03073E105    2,808       50,000   SH          SHARED(2)                       50,000
APRIA HEALTHCARE
  GROUP INC                    COM        037933108    3,986      140,000   SH          SHARED(2)                      140,000
AUTHENTIDATE HLDG
  CORP                         COM        052666104      597       50,200   SH          SHARED(2)                       50,200
AVIALL INC NEW                 COM        05366B102      205       13,200   SH           OTHER(3)                       13,200
AVID TECHNOLOGY
  INC                          COM        05367P100    1,060       20,000   SH          SHARED(2)                       20,000
BEST BUY INC                   COM        086516101    4,179       80,000   SH          SHARED(2)                       80,000
BIOGEN IDEC INC                COM        09062X103    3,303       90,000   SH          SHARED(2)                       90,000
BIOLASE TECHNOLOGY
  INC                          COM        090911108    1,057       63,700   SH          SHARED(2)                       63,700
BIOVAIL CORP                   COM        09067J109    5,222      243,000   SH          SHARED(2)                      243,000
BIOVAIL CORP                   COM        09067J909    8,810      410,000   SH  CALL    SHARED(2)                      410,000
BIO IMAGING
  TECHNOLOGIES INC             COM        09056N103      935      150,000   SH          SHARED(2)                      150,000
BRINKER INTL INC               COM        109641100    1,326       40,000   SH          SHARED(2)                       40,000
BRINKS CO                      COM        109696104    9,842      435,300   SH          SHARED(2)                      435,300
CARDIAC SCIENCE
  INC                        COM NEW      141410209       80       20,000   SH           OTHER(3)                       20,000
CELERITEK INC                  COM        150926103       84       11,300   SH           OTHER(3)                       11,300
CENTILLIUM
  COMMUNICATIONS INC           COM        152319109    1,686      300,000   SH          SHARED(2)                      300,000
CHECKERS DRIVE-IN
  RESTAURANT                 COM NEW      162809305    1,753      168,435   SH          SHARED(2)                      168,435
COLUMBIA
  SPORTSWEAR CO                COM        198516106    1,363       25,000   SH            SOLE(1)             25,000
COMVERSE
  TECHNOLOGY INC          COM PAR $0.10   205862402      528       30,000   SH            SOLE(1)             30,000
CONCEPTUS INC                  COM        206016107    1,880      177,000   SH          SHARED(2)                      177,000
CREE INC                       COM        225447101      265       15,000   SH          SHARED(2)                       15,000
CROSS A T CO                   CL A       227478104      303       45,400   SH           OTHER(3)                       45,400
CULLEN FROST
  BANKERS INC                  COM        229899109    1,826       45,000   SH            SOLE(1)             45,000
DEPOMED INC                    COM        249908104    5,685      801,900   SH          SHARED(2)                      801,900
DOT HILL SYS
  CORP                         COM        25848T109      844       55,700   SH          SHARED(2)                       55,700
ERESEARCHTECHNOLOGY
  INC                          COM        29481V108    1,449       57,000   SH          SHARED(2)                       57,000
FEDERAL HOME LN
  MTG CORP                     COM        313400301    3,791       65,000   SH            SOLE(1)             65,000
FIRST CONSULTING
  GROUP INC                    COM        31986R103      470       83,504   SH           OTHER(3)                       83,504
FLOW INTL CORP                 COM        343468104       60       20,000   SH           OTHER(3)                       20,000
GENESIS HEALTH
  VENTURE INC N                COM        37183F107      330       14,500   SH          SHARED(2)                       14,500
GENITOPE CORP                  COM        37229P507   10,736    1,169,468   SH          SHARED(2)                    1,169,468

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/    INVESTMENT   OTHER        VOTING AUTHORITY
 ISSUER                       CLASS         CUSIP     [x$1000]    PRN AMT   PRN CALL    DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
HAYES LEMMERZ
  INTL INC                   COM NEW      420781304    6,107      337,200   SH          SHARED(2)                       337,200
HOLLY CORP                COM PAR $0.01   435758305    3,941      143,300   SH          SHARED(2)                       143,300
IMPATH INC                     COM        45255G101    2,787      714,700   SH          SHARED(2)                       714,700
INET TECHNOLOGIES
  INC                          COM        45662V105      180       15,000   SH           OTHER(3)                        15,000
INFOCROSSING INC               COM        45664X109    7,716      636,132   SH          SHARED(2)                       636,132
INFOCUS CORP                   COM        45665B106    3,604      372,323   SH          SHARED(2)                       372,323
INNOVO GROUP INC          COM PAR $0.01   457954600      974      306,301   SH           OTHER(3)                       306,301
INTERSTATE HOTELS
  & RESRTS I                   COM        46088S106    3,211      600,200   SH          SHARED(2)                       600,200
JOS A BANK
  CLOTHIERS INC                COM        480838101      347       10,000   SH          SHARED(2)                        10,000
KFX INC                        COM        48245L107    5,091      674,300   SH          SHARED(2)                       674,300
LIBERTE INVS
  INC DEL                      COM        530154103    3,347      474,100   SH          SHARED(2)                       474,100
MAGNETEK INC                   COM        559424106    1,970      299,000   SH          SHARED(2)                       299,000
MARISA CHRISTINA
  INC                          COM        570268102      571      356,900   SH          SHARED(2)                       356,900
MEDICINES CO                   COM        584688105      442       15,000   SH          SHARED(2)                        15,000
MILLER INDS
  INC TENN                   COM NEW      600551204      135       18,000   SH           OTHER(3)                        18,000
MODEM MEDIA INC                CL A       607533106    6,004      734,904   SH          SHARED(2)                       734,904
MOORE WALLACE INC              COM        615857109    2,810      150,000   SH            SOLE(1)            150,000
NBTY INC                       COM        628782104    2,149       80,000   SH          SHARED(2)                        80,000
NDCHEALTH CORP                 COM        639480102    8,442      329,500   SH          SHARED(2)                       329,500
NEIGHBORCARE INC               COM        64015Y104    2,034      103,000   SH          SHARED(2)                       103,000
NEWELL RUBBERMAID
  INC                          COM        651229106    5,385      236,500   SH          SHARED(2)                       236,500
NOKIA CORP                SPONSORED ADR   654902204    7,310      430,000   SH          SHARED(2)                       430,000
OFFICE DEPOT INC               COM        676220106    3,342      200,000   SH          SHARED(2)                       200,000
OPTIMAL ROBOTICS
  CORP                       CL A NEW     68388R208      749       93,600   SH          SHARED(2)                        93,600
ORTHOLOGIC CORP                COM        68750J107      161       26,200   SH            SOLE(1)             26,200
PARTY CITY CORP                COM        702145103   17,333    1,344,683   SH          SHARED(2)                     1,344,683
PATTERSON UTI
  ENERGY INC                   COM        703481101    8,891      270,000   SH          SHARED(2)                       270,000
PATTERSON UTI
  ENERGY INC                   COM        703481951   13,501      410,000   SH  PUT     SHARED(2)                       410,000
PEAK INTL LTD                  ORD        G69586108    7,246    1,294,000   SH          SHARED(2)                     1,294,000
PERVASIVE SOFTWARE
  INC                          COM        715710109      483       68,500   SH           OTHER(3)                        68,500
PIONEER NAT RES CO             COM        723787107    4,790      150,000   SH          SHARED(2)                       150,000
PRE PAID LEGAL
  SVCS INC                     COM        740065107    3,537      135,400   SH          SHARED(2)                       135,400
PLAINS EXPL &
  PRODTN CO                    COM        726505100      385       25,000   SH          SHARED(2)                        25,000
PLAINS RES INC            COM PAR $0.10   726540503    2,457      153,100   SH            SOLE(1)            153,100
PRIMUS KNOWLEDGE
  SOLUTIONS I                  COM        74163Q100      765      121,700   SH           OTHER(3)                       121,700
PSYCHIATRIC
  SOLUTIONS INC                COM        74439H108    4,034      193,000   SH          SHARED(2)                       193,000
QUICKSILVER
  RESOURCES INC                COM        74837R104   15,504      480,000   SH          SHARED(2)                       480,000
RAYOVAC CORP                   COM        755081106   10,475      500,000   SH          SHARED(2)                       500,000
RC2 CORP                       COM        749388104      712       34,200   SH           OTHER(3)                        34,200
REEBOK INTL LTD                COM        758110100    5,505      140,000   SH          SHARED(2)                       140,000
REGIONS FINL CORP              COM        758940100    1,860       50,000   SH            SOLE(1)             50,000
RETAIL VENTURES INC            COM        76128Y102      633      133,300   SH          SHARED(2)                       133,300

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/    INVESTMENT   OTHER        VOTING AUTHORITY
 ISSUER                       CLASS         CUSIP     [x$1000]    PRN AMT   PRN CALL    DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ROCKFORD CORP                  COM        77316P101    4,854      935,284   SH          SHARED(2)                      935,284
ROXIO INC                      COM        780008908      135       28,100   SH           OTHER(3)                       28,100
RUBY TUESDAY INC               COM        781182100    1,994       70,000   SH          SHARED(2)                       70,000
SAFENET INC                    COM        78645R107      767       25,000   SH          SHARED(2)                       25,000
SHAW GROUP INC                 COM        820280105      341       25,000   SH          SHARED(2)                       25,000
SONICWALL INC                  COM        835470105    1,950      250,000   SH          SHARED(2)                      250,000
SONIC CORP                     COM        835451105    4,362      142,000   SH          SHARED(2)                      142,000
SOUNDVIEW TECHNOLOGY
  GROUP N                    COM NEW      83611Q406      362       23,360   SH            SOLE(1)             23,360
STATION CASINOS INC            COM        857689103    3,816      124,600   SH            SOLE(1)            124,600
SUMMIT AMER
  TELEVISION INC               COM        86600T109    4,031    1,025,789   SH          SHARED(2)                    1,025,789
SUNCOR ENERGY INC              COM        867229106    3,145      125,500   SH            SOLE(1)            125,500
SUNOCO INC                     COM        86764P109    3,836       75,000   SH            SOLE(1)             75,000
SUNOCO LOGISTICS
  PRTNERS LP                COM UNITS     86764L108      993       26,900   SH            SOLE(1)             26,900
SYNAPTICS INC                  COM        87157D109    1,577      105,283   SH          SHARED(2)                      105,283
TAG-IT PAC INC                 COM        873774103      541      120,500   SH           OTHER(3)                      120,500
TARRANT APPAREL
  GROUP                        COM        876289109    3,590    1,000,000   SH          SHARED(2)                    1,000,000
TELULAR CORP                 COM NEW      87970T208      496       75,920   SH          SHARED(2)                       75,920
TOR MINERALS
  INTL INC                     COM        890878101      511       97,800   SH           OTHER(3)                       97,800
TRIAD HOSPITALS INC            COM        89579K109    6,654      200,000   SH          SHARED(2)                      200,000
USANA HEALTH
  SCIENCES INC                 COM        90328M107    1,958       64,000   SH          SHARED(2)                       64,000
VIGNETTE CORP                  COM        926734104      186       81,900   SH            SOLE(1)             81,900
WADDELL & REED
  FINL INC                     CL A       930059100    1,173       50,000   SH            SOLE(1)             50,000
WASHINGTON GROUP
  INTL INC                   COM NEW      938862208    3,271       96,300   SH          SHARED(2)                       96,300
WILLBROS GROUP INC             COM        969199108    1,567      130,400   SH            SOLE(1)            130,400
XM SATELLITE RADIO
  HLDGS INC                    CL A       983759101    2,629      100,000   SH            SOLE(1)            100,000



(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith together control a majority of the voting power of WSV Management, L.L.C., and each may therefore have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C.

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.